SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment geographic area (Details)	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	$ 243,056,554
Asia, other than China
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	37,538,950
North America
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	92,809,899
Africa
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	90,541,946
Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	22,165,759
Operating segments | Bitcoin Mining Business
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	242,806,713
Operating segments | Bitcoin Mining Business | Asia, other than China
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	37,289,109
Operating segments | Bitcoin Mining Business | North America
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	92,809,899
Operating segments | Bitcoin Mining Business | Africa
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	90,541,946
Operating segments | Bitcoin Mining Business | Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	22,165,759
Reconciling items
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	249,841
Reconciling items | Asia, other than China
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	$ 249,841